Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Common stock issuance costs	$ 750	$ 9,000	$ 9,000